Schedule of Outstanding Stock Options (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Number of Options Outstanding Beginning		546
Weighted Average Exercise Price, Outstanding Beginning		€ 1.00
Weighted average remaining contractual term (years)	4 years 5 months 1 day	1 year
Aggregate Intrinsic Value, Outstanding Beinning		€ 584,132
Number of Options Granted	540,523	169
Weighted Average Exercise Price, Granted	€ 4.99	€ 1.00
Aggregate Intrinsic Value, Granted	€ 272,480	€ 183,831
Number of Options, Vested and exercised		715
Weighted Average Exercise Price, Vested and exercised		€ 1.00
Aggregate Intrinsic Value, Cancelled or forfeited		€ 777,920
Number of Options, Cancelled or forfeited
Weighted Average Exercise Price, Cancelled or forfeited
Other than options aggregate intrinsic value forfeited
Number of Options Exercisable Beginning
Weighted Average Exercise Price, Exercisable Beginning
Aggregate Intrinsic Value, Exercisable Beinning	€ 61,988
Weighted average remaining contractual term (years), granted	7 years 3 months 18 days
Number of Options Outstanding Ending	237,129
Weighted Average Exercise Price, Outstanding Ending	€ 5.66
Aggregate Intrinsic Value, Exercisable Ending		€ 61,988
Number of Options Exercisable Ending	237,129
Weighted Average Exercise Price, Exercisable Ending	5.66
Weighted average remaining contractual term (years), Exercisable	4 years 5 months 1 day